SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC 20549


                      RULE 23c-2 NOTICE OF INTENTION
                           TO REDEEM SECURITIES

                                    OF

                      ENERGY INCOME AND GROWTH FUND
                          1001 Warrenville Road
                          Lisle, Illinois 60532

                                under the

                      Investment Company Act of 1940

                Investment Company Act File No. 811-21549


The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Securities and Exchange Commission pursuant to no-action relief granted by the Securities and Exchange Commission staff fewer than 30 days prior to the date set for the redemption.

(1) TITLE OF THE CLASS OF SECURITIES OF ENERGY INCOME AND GROWTH FUND (THE "FUND") TO BE REDEEMED:

Series A Energy Notes, Due March 2, 2045 (the "Series A Energy Notes").


(2) THE DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

April 18, 2008


(3) THE APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

The Series A Energy Notes are to be redeemed pursuant to Article II,
Section 2.03(a)(i) of the Fund's Supplemental Indenture of Trust by and between the Fund and Deutsche Bank Trust Company Americas dated as of January 28, 2005, the form of which was filed with the Securities and Exchange Commission on November 30, 2004 as Exhibit (d)3 to the Fund's Registration Statement on Form N-2.

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(4) THE PRINCIPAL AMOUNT OR NUMBER OF SHARES AND THE BASIS UPON WHICH THE
    SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

The Fund intends to redeem all of the Series A Energy Notes outstanding, representing an aggregate principal amount of $34,000,000.

                                SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Illinois, on this 3rd day of April, 2008.


                             ENERGY INCOME AND GROWTH FUND



                             By:  /s/ James M. Dykas
                                  ----------------------------------------
                                  Name:  James M. Dykas
                                  Title: Assistant Treasurer